SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED)	12 Months Ended
Sep. 30, 2023
Supplemental Information On Oil And Gas Operations
SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED)

16. SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED)

Supplemental unaudited information regarding Permex’s oil and gas activities is presented in this note. All of Permex’s reserves are located within the U.S.

Costs Incurred in Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2023	September 30, 2022
Acquisition of proved properties	$—	$—
Acquisition of unproved properties	—	—
Development costs	2,019,639	1,676,668
Exploration costs	—	—
Total costs incurred	$2,019,639	$1,676,668

Results of Operations from Oil and Gas Producing Activities

	12 Months Ended	12 Months Ended
	September 30, 2023	September 30, 2022
Oil and gas revenues	$688,827	$815,391
Production costs	(879,471)	(829,194)
Exploration expenses	—	—
Depletion, depreciation and amortization	(104,798)	(99,855)
Impairment of oil and gas properties	—	—
Result of oil and gas producing operations before income taxes	(295,442)	(113,658)
Provision for income taxes	—	—
Results of oil and gas producing activities	$(295,442)	$(113,658)

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022

16.	SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (cont’d…)

Proved Reserves

The Company’s proved oil and natural gas reserves have been estimated by the certified independent engineering firm, MKM Engineering. Proved reserves are the estimated quantities that geologic and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are the quantities expected to be recovered through existing wells with existing equipment and operating methods when the estimates were made. Due to the inherent uncertainties and the limited nature of reservoir data, such estimates are subject to change as additional information becomes available. The reserves actually recovered and the timing of production of these reserves may be substantially different from the original estimate. Revisions result primarily from new information obtained from development drilling and production history; acquisitions of oil and natural gas properties; and changes in economic factors.

Our proved reserves are summarized in the table below:

	Oil (Barrels)	Natural Gas (Mcf)	BOE (Barrels)
Proved developed and undeveloped reserves:
September 30, 2021	6,199,420	3,018,350	6,702,478
Revisions	48,320	(5,613)	47,385
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(10,670)	(11,567)	(12,598)
September 30, 2022	6,237,070	3,001,170	6,737,265
Revisions	(3,588,541)	(951,270)	(3,747,086)
Purchase of proved reserves	-	-	-
Sale reserves	-	-	-
Production	(11,729)	(7,500)	(12,979)
September 30, 2023	2,636,800	2,042,400	2,977,200

Proved developed reserves:
September 30, 2021	587,450	411,910	656,102
September 30, 2022	1,153,870	864,770	1,297,998
September 30, 2023	1,027,100	765,300	1,154,650

Proved undeveloped reserves:
September 30, 2021	5,611,970	2,606,440	6,046,377
September 30, 2022	5,083,200	2,136,400	5,439,267
September 30, 2023	1,609,700	1,277,100	1,822,550

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022

16.	SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (cont’d…)

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves

The following information is based on the Company’s best estimate of the required data for the Standardized Measure of Discounted Future Net Cash Flows as of September 30, 2023 and September 30, 2022 in accordance with ASC 932, “Extractive Activities – Oil and Gas” which requires the use of a 10% discount rate. This information is not the fair market value, nor does it represent the expected present value of future cash flows of the Company’s proved oil and gas reserves.

Future cash inflows for the years ended September 30, 2023 and September 30, 2022 were estimated as specified by the SEC through calculation of an average price based on the 12-month unweighted arithmetic average of the first-day-of-the-month price for the period from October through September during each respective fiscal year. The resulting net cash flow are reduced to present value by applying a 10% discount factor.

	12 Months Ended
	September 30, 2023	September 30, 2022
Future cash inflows	$211,828,000	$589,481,000
Future production costs(1)	(40,061,000)	(91,630,000)
Future development costs	(17,241,000)	(71,700,000)
Future income tax expenses	(39,262,000)	(113,873,000)
Future net cash flows	115,264,000	312,278,000
10% annual discount for estimated timing of cash flows	(60,184,000)	(167,549,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$55,080,000	$144,729,000

(1)	Production costs include crude oil and natural gas operations expense, production ad valorem taxes, transportation costs and G&A expense supporting the Company’s crude oil and natural gas operations.

Average hydrocarbon prices are set forth in the table below.

	Average Price	Natural
	Crude Oil (Bbl)	Gas (Mcf)
Year ended September 30, 2021 (1)	$55.98	$2.95
Year ended September 30, 2022 (1)	$91.72	$5.79
Year ended September 30, 2023 (1)	$78.61	$2.23

(1)	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.

Future production and development costs, which include dismantlement and restoration expense, are computed by estimating the expenditures to be incurred in developing and producing the Company’s proved crude oil and natural gas reserves at the end of the year, based on year-end costs, and assuming continuation of existing economic conditions.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022

16.	SUPPLEMENTAL INFORMATION ON OIL AND GAS OPERATIONS (UNAUDITED) (cont’d…)

Sources of Changes in Discounted Future Net Cash Flows

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves, as required by ASC 932, at fiscal year-end are set forth in the table below.

	12 Months Ended
	September 30, 2023	September 30, 2022
Standardized measure of discounted future net cash flows at the beginning of the year	$144,729,000	$73,269,000
Extensions, discoveries and improved recovery, less related costs	—	—
Sales of minerals in place	—	—
Purchase of minerals in place	—	—
Revisions of previous quantity estimates	(103,529,000)	1,674,000
Net changes in prices and production costs	(52,170,000)	88,333,000
Accretion of discount	19,862,000	10,077,000
Sales of oil produced, net of production costs	191,000	(49,000)
Changes in future development costs	27,173,000	911,000
Changes in timing of future production	(16,145,000)	(3,099,000)
Net changes in income taxes	34,969,000	(26,387,000)
Standardized measure of discounted future net cash flows at the end of the year	$55,080,000	$144,729,000

FINANCIAL STATEMENTS - FOR THE QUARTERLY PERIOD ENDED JUNE 30, 2024

PERMEX PETROLEUM CORPORATION

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS

(UNAUDITED)

	June 30, 2024	September 30, 2023

ASSETS
Current assets
Cash	$428,385	$82,736
Trade and other receivables (net of allowance: June 30, 2024 - $nil; September 30, 2023 - $nil)	20,126	78,441
Prepaid expenses and deposits	101,389	127,239
Total current assets	549,900	288,416

Non-current assets
Reclamation deposits	75,000	145,000
Property and equipment, net of accumulated depletion and depreciation	10,306,590	10,361,419
Right of use asset, net	96,058	146,912

Total assets	$11,027,548	$10,941,747

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Trade and other payables	$3,774,392	$3,228,327
Loans payable	160,936	125,936
Convertible debentures	1,016,444	-
Lease liability – current portion	78,791	77,069
Total current liabilities	5,030,563	3,431,332

Non-current liabilities
Asset retirement obligations	287,761	260,167
Lease liability, less current portion	30,538	81,456

Total liabilities	5,348,862	3,772,955

Stockholders’ Equity
Common stock, no par value per share; unlimited shares authorized, 551,503 shares* issued and outstanding as of June 30, 2024 and September 30, 2023.	14,947,150	14,947,150
Additional paid-in capital	5,475,316	4,549,431
Accumulated other comprehensive loss	(127,413)	(127,413)
Accumulated deficit	(14,616,367)	(12,200,376)

Total stockholders’ equity	5,678,686	7,168,792

Total liabilities and stockholders’ equity	$11,027,548	$10,941,747

*	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.

The accompanying notes are an integral part of these condensed interim consolidated financial statements.

PERMEX PETROLEUM CORPORATION

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(UNAUDITED)

	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023	Nine Months Ended June 30, 2024	Nine Months Ended June 30, 2023

Revenues
Oil and gas sales	$-	$156,716	$75,466	$541,459
Royalty income	2,671	303	11,190	18,140
Total revenues	2,671	157,019	86,656	559,599

Operating expenses
Lease operating expense	10,421	235,511	165,305	762,668
General and administrative	629,836	788,659	1,674,738	3,014,307
Depletion and depreciation	14,875	37,286	54,829	120,459
Accretion on asset retirement obligations	9,198	7,994	27,594	23,982
Total operating expenses	(664,330)	(1,069,450)	(1,922,466)	(3,921,416)

Loss from operations	(661,659)	(912,431)	(1,835,810)	(3,361,817)

Other income (expense)
Interest income	-	108	-	108
Other income	-	6,000	8,000	18,000
Foreign exchange gain (loss)	5,146	(3,310)	5,087	(7,690)
Interest and debt expense	(97,191)	(1,026)	(98,217)	(2,208)
Loss on debt extinguishment	(495,051)	-	(495,051)	-
Gain on settlement of warrant liability	-	930	-	930
Change in fair value of warrant liability	-	136	-	22,570
Total other income (expense)	(587,096)	2,838	(580,181)	31,710

Net loss and comprehensive loss	$(1,248,755)	$(909,593)	$(2,415,991)	$(3,330,107)
Deemed dividend arising from warrant modification	-	(543,234)	-	(543,234)
Net loss attributable to common stockholders	$(1,248,755)	$(1,452,827)	$(2,415,991)	$(3,873,341)

Basic and diluted loss per common share	$(2.26)	$(2.96)	$(4.38)	$(7.97)

Weighted average number of common shares outstanding*	551,503	491,036	551,503	485,779

*	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split (Note 1).

The accompanying notes are an integral part of these condensed interim consolidated financial statements.

PERMEX PETROLEUM CORPORATION

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

(UNAUDITED)

Three months ended June 30

	Number of Shares*	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Deficit	Total equity

Balance, March 31, 2024	551,503	$14,947,150	$4,549,431	$(127,413)	$(13,367,612)	$6,001,556

Warrants issued in private placement	-	-	431,666	-	-	431,666
Warrants issued for debt amendment	-	-	494,219	-	-	494,219
Net loss	-	-	-	-	(1,248,755)	(1,248,755)
Balance, June 30, 2024	551,503	$14,947,150	$5,475,316	$(127,413)	$(14,616,367)	$5,678,686

	Number of Shares*	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Deficit	Total equity

Balance, March 31, 2023	483,150	$14,337,739	$4,513,512	$(127,413)	$(10,680,929)	$8,042,909

Exercise of warrants	68,353	781,953	-	-	-	781,953
Share issuance costs	-	(129,780)	35,919	-	-	(93,861)
Deemed dividend arising from warrant modification	-	-	543,234	-	-	543,234
Warrant modification	-	-	(543,234)	-	-	(543,234)
Net loss	-	-	-	-	(909,593)	(909,593)

Balance, June 30, 2023	551,503	$14,989,912	$4,549,431	$(127,413)	$(11,590,522)	$7,821,408

Nine months ended June 30

	Number of Shares*	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Deficit	Total equity

Balance, September 30, 2023	551,503	$14,947,150	$4,549,431	$(127,413)	$(12,200,376)	$7,168,792

Warrants issued in private placement	-	-	431,666	-	-	431,666
Warrants issued for debt amendment	-	-	494,219	-	-	494,219
Net loss	-	-	-	-	(2,415,991)	(2,415,991)
Balance, June 30, 2024	551,503	$14,947,150	$5,475,316	$(127,413)	$(14,616,367)	$5,678,686

	Number of Shares*	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Deficit	Total equity

Balance, September 30, 2022	483,150	$14,337,739	$4,513,194	$(127,413)	$(8,260,415)	$10,463,105

Exercise of warrants	68,353	781,953	-	-	-	781,953
Share issuance costs	-	(129,780)	35,919	-	-	(93,861)
Deemed dividend arising from warrant modification	-	-	543,234	-	-	543,234
Warrant modification	-	-	(543,234)	-	-	(543,234)
Share-based payments	-	-	318	-	-	318
Net loss	-	-	-	-	(3,330,107)	(3,330,107)

Balance, June 30, 2023	551,503	$14,989,912	$4,549,431	$(127,413)	$(11,590,522)	$7,821,408

*	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split (Note 1).

The accompanying notes are an integral part of these condensed interim consolidated financial statements.

PERMEX PETROLEUM CORPORATION

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JUNE 30

(UNAUDITED)

	2024	2023

CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(2,415,991)	$(3,330,107)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	27,594	23,982
Depletion and depreciation	54,829	120,459
Foreign exchange loss (gain)	(5,087)	-
Amortization of debt discount	82,278	-
Loss on debt extinguishment	495,051	-
Gain on settlement of warrant liability	-	(930)
Change in fair value of warrant liability	-	(22,570)
Share-based payments	-	318

Changes in operating assets and liabilities:
Trade and other receivables	58,315	40,599
Prepaid expenses and deposits	25,850	180,877
Trade and other payables	551,152	1,045,347
Right of use asset and lease liability	1,658	5,819
Net cash used in operating activities	(1,124,351)	(1,936,206)

CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property and equipment	-	(1,249,704)
Reclamation deposit redemption	70,000	-
Net cash provided by (used in) investing activities	70,000	(1,249,704)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debenture financing	1,365,000	-
Proceeds from exercise of warrants	-	781,953
Share issuance costs	-	(93,861)
Loan payable proceeds	45,000	-
Loan payable repayment	(10,000)	-
Debenture repayment	-	(38,291)
Net cash provided by financing activities	1,400,000	649,801

Change in cash during the period	345,649	(2,536,109)

Cash, beginning of the period	82,736	3,300,495

Cash, end of the period	$428,385	$764,386

Supplemental cash flow disclosures:
Interest paid	$1,026	$1,182
Taxes paid	$-	$-

Supplemental disclosures of non-cash investing and financing activities:
Share purchase warrants issued in connection with exercise of warrants	$-	$579,153
Share purchase warrants issued in connection with debt issuance	$431,666	$-
Trade and other payables related to property and equipment	$-	$1,459,667

The accompanying notes are an integral part of these condensed interim consolidated financial statements.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2024

(UNAUDITED)